Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of estimated useful lives

Useful Life
Office equipment	3 years
Mechanical equipment	3 – 5 years
Electronic and other equipment	3 – 5 years
Vehicles	3 – 5 years

Schedule of Non-controlling interests

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Ocean HK	(2,001,657)	57,793	8,485
HaiCloud Inc	7,175,508	12,599,757	1,849,940
Total non-controlling interests	5,173,851	12,657,550	1,858,425